Fees Summary	Feb. 25, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 503,006,639
Previously Paid Amount	0
Total Fee Amount	77,011
Total Offset Amount	0
Net Fee	$ 77,011